Performance Management - Acquirers Small And Micro Deep Value ETF	Dec. 23, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and 10-year periods compare with those of the Deep Value/Acquirers Deep Value Blended Index and the S&P 500® Total Return Index, a broad-based securities market index intended to represent the overall domestic equity market. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.acquirersdeep.com.
Effective June 22, 2020, the Fund’s investment objective changed from tracking, before fees and expenses, the performance of the Deep Value Index to tracking, before fees and expenses, the performance of the Acquirers Deep Value Index. Effective October 23, 2020, the Index methodology changed from tracking a portfolio of large-capitalization stocks to small-capitalization stocks. Effective March 10, 2025, the Index methodology changed from tracking a portfolio of small-capitalization stocks to tracking small- and micro-capitalization stocks. Consequently, the performance shown below prior to
March 10, 2025, reflects the Fund’s previous investment objectives and principal investment strategies during each of those periods, and does not necessarily indicate how the Fund’s current investment strategy will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and 10-year periods compare with those of the Deep Value/Acquirers Deep Value Blended Index and the S&P 500® Total Return Index, a broad-based securities market index intended to represent the overall domestic equity market.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
For the calendar year-to-date period ended September 30, 2025, the Fund’s total return was 5.90%.
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 23.41% for the quarter ended December 31, 2020, and the lowest quarterly return was -40.30% for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	5.90%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	23.41%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(40.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Market Index Changed	Deep Value Index through June 22, 2020; Acquirers Deep Value Index thereafter.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Availability Website Address [Text]	www.acquirersdeep.com